CONCENTRATIONS AND RISKS (Details Textual)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Reimbursement On Goods And Service Tax Receivable Percentage	100.00%	100.00%	100.00%